Shareholders' Equity (Deficit)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 4 - SHAREHOLDERS’ EQUITY (DEFICIT)

A.	Composition of shareholders’ equity (deficit):

	As of June 30, 2023		As of December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
	Number of shares
Shares of NIS 0.05 par value:
Series Ordinary Shares	222,000,000	12,882,896	14,307,116	2,578,760
Series Convertible Ordinary 1 Shares	-	-	607,680	607,680
Series Convertible Ordinary 2 Shares	-	-	889,200	889,200
Series Convertible B Preferred Shares	-	-	2,047,200	2,047,200
Series Convertible B1 Preferred Shares	-	-	738,240	738,240
Series Convertible C Preferred Shares	-	-	3,410,564	2,928,960
Total	222,000,000	12,882,896	22,000,000	9,790,040

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, as provided in the Company’s Articles of Association (the “Articles”), including, without limitation, the right to receive notices of, and to attend, all general meetings, the right to vote thereat with each Ordinary Share held entitling the holder thereof to one vote at all general meetings (and written actions in lieu of meetings), the right to participate and share on a per share basis, in any distribution and in distribution of surplus assets and funds of the Company in the event of a liquidation event, and certain other rights as may be expressly provided for herein or under the Companies Law. All Ordinary Shares rank pari passu amongst themselves for all intents and purposes, including, without limitation, in relation to the amounts of capital paid or credited as paid on their nominal value. As discussed in Note 3C above all convertible ordinary and preferred shares converted into Ordinary Shares in connection with the IPO.